SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional information (Details) - USD ($)		3 Months Ended		12 Months Ended
	Jun. 21, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment charges		$ 0	$ 0	$ 0	$ 0
Amortized debt issuance costs				875,293	9,185
Research and development costs				295,305	319,235
Advertising Expense				229,223	111,304
Deferred Costs
Deferred Offering Costs	$ 2,300,000			$ 0	$ 265,000
Deferred initial public offering costs	$ 600,000